Business Description and Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Business Description

a. Business Description

Tufin Software Technologies Ltd. (together with its subsidiaries, “Tufin” or the “Company”) is an Israeli company that develops, markets and sells software-based solutions that help organizations visualize, define and enforce a unified security policy across complex, heterogeneous network environments. Tufin’s solutions automate security policy management, and allow organizations to gain visibility and control over their IT and cloud environments. Substantially all of the Company’s sales of products and services worldwide are made through a global network of distributors and resellers, which sell the products and services to their end-user customers.

The Company was incorporated as an Israeli company on January 2, 2005 and commenced operations on that date. The Company has incorporated wholly owned subsidiaries in the United States, the United Kingdom, Germany, France, Australia and Romania.

Basis of Presentation

b. Basis of Presentation

The accompanying unaudited condensed consolidated financial statements and have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) using accounting policies that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2020. The unaudited condensed consolidated financial statements include the accounts of Tufin Software Technologies Ltd. and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Certain financial information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted. Such information reflects all adjustments (consisting of normal, recurring adjustments), which are, in the opinion of management, necessary for a fair statement of results for the interim period.

The results of operations for the six months ended June 30, 2021 are not necessarily indicative of the results to be expected for the full year. These financial statements and accompanying notes should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2020, included in Company’s Annual Report on Form 20-F for such year that was filed with the SEC on March 2, 2021.

The preparation of financial statements and related disclosures in conformity with GAAP require the Company to make judgments, assumptions, and estimates that affect the amounts reported in the unaudited consolidated financial statements and accompanying notes. In particular, a number of estimates have been and will continue to be affected by the ongoing coronavirus (“COVID-19”) pandemic.

The effects of the COVID-19 pandemic have rapidly changed market and economic conditions globally and may continue to create significant uncertainty in the macroeconomic environment. The extent of the impact of the COVID-19 pandemic on the Company’s operational and financial performance will depend on certain developments, including the duration and spread of the outbreak, impact on the Company’s customers and its sales cycles, as well as the impact on its employees.

As the COVID-19 pandemic may continue to evolve and additional information is obtained, the Company may be required to update its estimates and assumptions. Actual results could differ from those estimates and any such differences may be material to the Company’s financial statements. The Company will continue to monitor the evolving situation and will assess the relevant implications on its consolidated financial statements.

Recently Adopted Accounting Standards

c. Recently Adopted Accounting Standards

In December 2019, the Financial Accounting Standards Board issued ASU 2019-12 “Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes” (the “update”). The amendments in this update simplify the accounting for income taxes by removing the following exceptions in ASC 740: (1) exception to the incremental approach for intra-period tax allocation when there is a loss from continuing operations and income or a gain from other items; (2) exception to the requirement to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment; (3) exception to the ability not to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary; and (4) exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year.

In addition, the update also simplifies the accounting for income taxes in certain topics as follows: (1) requiring that an entity recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax; (2) requiring that an entity evaluate when a step up in the tax basis of goodwill should be considered part of the business combination in which the book goodwill was originally recognized and when it should be considered a separate transaction; (3) specifying that an entity can elect (rather than be required to) allocate the consolidated amount of current and deferred tax expense to a legal entity that is not subject to tax in its separate financial statements; and (4) requiring that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Company adopted ASU 2019-12 effective January 1, 2021 with no material impact on its consolidated financial statements.